DERIVATIVES AND HEDGING (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 26, 2014	Oct. 27, 2013
Derivative instruments gains or losses (before tax)
Gains or losses excluded from the assessment of cash flow hedge effectiveness	$ 0	$ 0
Gains or losses excluded from the assessment of fair value hedge effectiveness	0	0
Gains or losses resulting from the discontinuance of cash flow hedges	0	0
Gains or losses recognized as a result of a hedged firm commitment no longer qualifying as a fair value hedge	0	0
Derivatives not designated as hedges | Commodity contracts | Cost of products sold
Derivative instruments gains or losses (before tax)
Gain/(Loss) Recognized in Earnings	(2,083)	(2,227)
Derivatives not designated as hedges | Foreign exchange contracts | Interest and investment income (loss)
Derivative instruments gains or losses (before tax)
Gain/(Loss) Recognized in Earnings		244
Cash Flow Hedges | Commodity contracts
Derivative instruments gains or losses (before tax)
Gain/(Loss) Recognized in AOCL (Effective Portion)	(16,701)	(18,329)
Cash Flow Hedges | Commodity contracts | Cost of products sold
Derivative instruments gains or losses (before tax)
Gain/(Loss) Reclassified from AOCL into Earnings (Effective Portion)	(10,925)	5,871
Gain/(Loss) Recognized in Earnings (Ineffective Portion)	193	(5,272)
Fair Value Hedges | Derivatives Designated as Hedges | Commodity contracts | Cost of products sold
Derivative instruments gains or losses (before tax)
Gain/(Loss) Recognized in Earnings (Effective Portion)	(21,608)	6,067
Gain/(Loss) Recognized in Earnings (Ineffective Portion)	$ 322	$ 3,560